Earning (Loss) Per Share (Details) - Schedule of Numerator and Denominator of the Basic and Diluted Net Loss Per Share (Parentheticals) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Per Share [Member]
Schedule of Numerator and Denominator of the Basic and Diluted Net Loss Per Share [Abstract]
Weighted average number of ordinary shares used for diluted earnings (loss) per share calculation	25,292	24,385	23,036